Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Book value of financial assets (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Financial assets	€ 4,960	€ 4,002	€ 2,118
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets	1,067	1,878	144	€ 91
Trade receivables [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	5,184	4,964	4,876
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	4,960	4,002	2,118
Equity investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	146	80	77
Cash collateral paid [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	695	77	94
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	2,647
Trading securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	2,647	1,576	1,231
Other financial assets including receivables related to investments [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	405	391	572
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	5,333	6,266	4,469
IFRS Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets		3,942
IFRS Cash Equivalents [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,166		2,281
IFRS Cash [Member]
Disclosure of financial assets [line items]
Financial assets		€ 2,324
IFRS Cash [Member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	€ 2,167		€ 2,188